Accumulated Other Comprehensive Income (Loss) (Details) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period			$ (33)	$ 3	$ 3	$ 28	$ 27
Other comprehensive loss before reclassifications	$ 6	$ (2)	48	(5)	(28)	(20)	3
Reclassification adjustments from accumulated other comprehensive income (loss)	(7)	(2)	(11)	(9)	(8)	(5)	(2)
Balance at end of period					(33)	3	28
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period			(19)	(13)	(13)	20	8
Other comprehensive loss before reclassifications	0	0	0	0	(6)	(33)	12
Reclassification adjustments from accumulated other comprehensive income (loss)	0	0	0	0	0	0	0
Balance at end of period					(19)	(13)	20
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period			(14)	12	12	4	14
Other comprehensive loss before reclassifications	6	(2)	44	(5)	(18)	13	(8)
Reclassification adjustments from accumulated other comprehensive income (loss)	(2)	(2)	(6)	(9)	(8)	(5)	(2)
Balance at end of period					(14)	12	4
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Changes in accumulated other comprehensive income (loss)
Balance at beginning of period			0	4	4	4	5
Other comprehensive loss before reclassifications	0	0	4	0	(4)	0	(1)
Reclassification adjustments from accumulated other comprehensive income (loss)	$ (5)	$ 0	$ (5)	$ 0	0	0	0
Balance at end of period					$ 0	$ 4	$ 4